Other assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Straight-line rents, prepaid expenses and other	$ 715,751	$ 452,259
Notes receivable, net of allowance for credit losses	486,223	616,883
Loans receivable, net of allowance for credit losses	351,357	403,378
Derivative assets	211,993	16,909
Lease incentives	163,683	158,417
Operating lease right of use assets, net (Note 18)	81,952	95,814
Investments	62,519	45,254
Inventory	55,868	48,584
Other receivables, net	461,093	510,519
Other assets	2,590,439	2,348,017
Financing receivable, allowance for credit loss	111,000	41,000
Allowance for credit losses, loans receivable only	4,000	5,000
Interest income, loans receivable	26,000	4,000
General Electric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, net		66,000
Deferral Agreements
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	459,000	587,000
Aircraft Sale Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 27,000	$ 30,000